Investment Securities - Schedule of Fair Value of Equity Instruments Measured at Fair Value through Other Comprehensive Income at Date of Derecoginititon And Cumulative Gain on Disposal (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥ 115,260	¥ 210,047
Cumulative gain on disposal	¥ 46,897	¥ 94,443